Income Taxes (Tables)	12 Months Ended
Jan. 31, 2020
Income Tax Disclosure [Abstract]
Components of Loss Before Income Tax Expense by Domestic and Foreign Jurisdictions

The components of loss before income tax expense by domestic and foreign jurisdictions were as follows:

	Fiscal Year Ended January 31,
	2018	2019	2020
United States	$(18,757)	$(17,333)	$(20,547)
Foreign	218	(4,779)	(6,602)

Income Before Taxes	$(18,539)	$(22,112)	$(27,149)

Provision for Income Taxes

The provision for income taxes consisted of the following:

	Fiscal Year Ended January 31,
	2018	2019	2020
Current:
Federal	$—	$—	$—
State	—	—	21
Foreign	50	194	410

	50	194	431
Deferred:
Federal	—	—	76
State	—	—	56
Foreign	—	—	23

Deferred tax expense	—	—	155

Total tax expense:	$50	$194	$586

Differences Between Income Taxes Expected at the US Federal Statutory Income Tax Rate and the Reported Income Tax Expense

The differences between income taxes expected at the US federal statutory income tax rate and the reported income tax expense are summarized as follows:

	Fiscal Year Ended January 31,
	2018		2019		2020
Income tax benefit at statutory rate of 21% for 2019 and 2020 (2018: 33.8%)	$(6,268)	33.8%	$(4,644)	21.0%	$(5,701)	21.0%
State income tax benefit, net of federal impact	(780)	4.2%	(1,331)	6.0%	141	-0.5%
Changes in valuation allowance	(3,284)	17.7%	11,627	-52.6%	3,303	-12.2%
Impacts of adoption of the new revenue standard	—	0.0%	—	0.0%	2,389	-8.8%
Nondeductible expenses	66	-0.4%	175	-0.8%	231	-0.8%
Foreign rate differential	(32)	0.2%	96	-0.4%	108	-0.4%
Stock-based compensation	181	-1.0%	(5,753)	26.0%	19	-0.1%
Remeasurement of deferred taxes due to Tax Cuts and Jobs Act	9,958	-53.7%	—	0.0%	—	0.0%
Other	209	-1.1%	24	-0.1%	96	-0.4%

	$50	-0.3%	$194	-0.9%	$586	-2.2%

Significant Components of Company's Net Deferred Tax Assets and Liabilities

Significant components of the Company’s net deferred tax assets and liabilities were as follows:

	As of January 31,
	2019	2020
Deferred tax assets:
Net operating losses	$31,765	$35,608
Equity compensation	876	1,655
Reserves and accrueds	342	1,156
Deferred rent	44	416
Transaction costs	—	311
Deferred revenue	—	151
Depreciation	—	126
Other	160	238

Total deferred tax assets	33,187	39,661
Less valuation allowance	(33,121)	(36,425)

Total deferred tax assets, net of valuation allowances	66	3,236

Deferred tax liabilities:
Contract acquisition costs	—	(2,568)
Remaining perforamance obligations		(497)
Intangibles		(316)
Other	(66)	(49)

Total deferred tax liabilities	(66)	(3,430)

Net deferred tax liabilities	$—	$(194)

Federal Loss Carryforwards That May be Offset Against Future Taxable Income

The Company has federal loss carryforwards totaling $267,652 that may be offset against future taxable income. If not used, the carryforwards will expire as follows:

Fiscal Year Ending January 31,
2032 and before	$40,606
2033	7,098
2034	18,355
2035	20,379
2036	9,995
2037	51,551
2038	25,766
2039	13,900
2040	3,291
Indefinite	76,710

$267,652